Subsequent Events (Details)															1 Months Ended	3 Months Ended
	Aug. 28, 2025 shares	Jun. 30, 2025 shares	May 14, 2025 USD ($) payment shares	Apr. 30, 2025 shares	Apr. 29, 2025 USD ($) $ / shares shares	Apr. 28, 2025 shares	Apr. 25, 2025 USD ($) item $ / shares	Mar. 31, 2025 USD ($) $ / shares shares	Mar. 27, 2025 shares	Feb. 18, 2025 $ / shares shares	Feb. 10, 2025 USD ($) $ / shares shares	Jan. 30, 2025 shares	Jan. 06, 2025 shares	Jan. 02, 2025 $ / shares shares	Apr. 30, 2025 shares	Mar. 31, 2025 USD ($) $ / shares shares	Mar. 20, 2025 USD ($)	Dec. 31, 2024 USD ($) $ / shares	May 07, 2024 USD ($)	Dec. 31, 2023 USD ($)
Subsequent Events
Common unit, par value | $ / shares								$ 0.0001								$ 0.0001		$ 0.0001
Share price | $ / shares														$ 2.23
Total debt liability owed | $								$ 28,787,160								$ 28,787,160		$ 107,468,217		$ 88,996,117
Stock issued, shares									1,101,868	3,772,177		1,650,000	352,795			6,876,840
Short-Term Debt | $								$ 11,085,709								$ 11,085,709		107,468,217		88,996,117
Common Shares
Subsequent Events
Stock issued, shares																303,951
Seaport Group SIBS, LLC
Subsequent Events
Debt conversion converted instrument shares issued								5,350,000
Seaport Group SIBS, LLC | Related party
Subsequent Events
Debt conversion converted instrument shares issued										1,249,230				100,000
John Redmond | Related party
Subsequent Events
Loan amount | $								$ 2,275,000			$ 2,000,000					$ 2,275,000		22,096,055		22,096,055
Total debt liability owed | $								$ 2,418,983								$ 2,418,983		61,337,646		$ 54,325,205
York Capital Management Global Advisors
Subsequent Events
Number of shares registered				700,000							700,000
Debt agreement related to Ontario power generation order
Subsequent Events
Number of shares issuable in connection								2,600,000								2,600,000
Aegus bridge financing notes
Subsequent Events
Loan amount | $																			$ 230,000
Interest rate																			12.00%
Total debt liability owed | $																		248,487	$ 260,000
Polar promissory note
Subsequent Events
Loan amount | $																		$ 1,250,000
Subsequent Events
Subsequent Events
Maximum number of common shares registered for issuance														5,372,177
Common unit, par value | $ / shares										$ 0.0001				$ 0.0001
Number of common shares registered for issuance subject to lock in period														2,553,181
Lock in period of common stock shares registered (in months)														6 months
Remaining common stock reserved for future														2,818,996
Maximum number of common shares registered for issuance under employee benefit plan										4,000,000
Number of shares issuable as compensation								500,000								500,000
Subsequent Events | Silverback Capital Corporation
Subsequent Events
Maximum amount payable to creditors | $																	$ 8,230,977.25
Subsequent Events | Seaport Group SIBS, LLC
Subsequent Events
Lock up period for shares								6 months
Subsequent Events | Seaport Group SIBS, LLC | Related party
Subsequent Events
Debt conversion converted instrument shares issued															8,350,000
Subsequent Events | John Redmond | Related party
Subsequent Events
Number of shares issued					800,000
Amount to be recouped | $					$ 1,200,000
Price per share | $ / shares					$ 1
Subsequent Events | York Capital Management Global Advisors
Subsequent Events
Stock issued, shares				1,700,000
Number of shares registered	1,000,000			1,000,000							700,000
Subsequent Events | Seaport Bridge Financing | Seaport Group SIBS, LLC
Subsequent Events
Amount of line of credit facility | $								$ 2,250,000								$ 2,250,000
Number of shares issuable in connection								2,250,000								2,250,000
Subsequent Events | Debt agreement related to Ontario power generation order
Subsequent Events
Amount of line of credit facility | $								$ 2,600,000								$ 2,600,000
Retention of cash from accounts receivable | $								$ 1,200,000								$ 1,200,000
Subsequent Events | Unsecured promissory note
Subsequent Events
Common unit, par value | $ / shares							$ 0.0001
Loan amount | $							$ 2,850,000
Interest rate							12.00%
Number of extension | item							2
Period for extension of loan							180 days
Share price | $ / shares							$ 9.87
Percentage of outstanding balance							125.00%
Period to repay the debt obligations							180 days
Subsequent Events | Aegus bridge financing notes
Subsequent Events
Number of shares issued						360,000
Number of shares to be registered on amendment						260,000					260,000
Number of shares issued upon approval		100,000
Subsequent Events | Polar promissory note
Subsequent Events
Common unit, par value | $ / shares											$ 0.0001
Number of shares issued					1,500,000						1,500,000
Subsequent Events | Maximcash Solutions LLC | Loan agreement
Subsequent Events
Short-Term Debt | $			$ 500,000
origination fee | $			$ 15,000
Monthly payments			six
Interest payment during the period | payment			3
Repayment amount | $			$ 610,000
Debt conversion converted instrument shares issued			50,000
Common stock shares issued			1,000,000